WEBSITE DEVELOPMENT COSTS (Tables)	3 Months Ended
Jun. 30, 2012
WEBSITE DEVELOPMENT COSTS [Abstract]
Schedule of Website Development Costs
	June 30, 2012	March 31, 2012
Website development costs	$5,315	$5,315
Accumulated amortization	(1,068)	(801)
	$4,247	$4,514